Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information
Entity Registrant Name	CACHET FINANCIAL SOLUTIONS, INC.
Entity Central Index Key	0001487906
Document Type	S-1/A
Document Period End Date	Dec. 31, 2016
Amendment Flag	true
Amendment Description	Amendment No. 2
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	CAFN